RELATED-PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS
16.	RELATED-PARTY TRANSACTIONS
In the ordinary course of business, the Company enters into various transactions with related parties.
The Company has agreements to provide hosting services to various entities that are managed and invested in by individuals that are directors and executives of the Company. For the three and six months ended June 30, 2022, the Company recognized hosting revenue from the contracts with these entities of $7.6 million and $13.5 million, respectively. For the three and six months ended June 30, 2021, the Company recognized hosting revenue from the contracts with these entities of $6.7 million and $11.0 million, respectively.
In addition, for the three and six months ended June 30, 2022, the company recognized equipment sales revenue of $11.7 million and $37.6 million, respectively, from these entities. For the three and six months ended June 30, 2021, the company recognized equipment sales revenue of $9.5 million and $17.4 million, respectively, from these same various entities. As of June 30, 2022 and December 31, 2021, the Company had accounts receivable of $0.7 million and $0.3 million, respectively, from these entities.
The Company reimburses certain officers and directors of the Company for use of a personal aircraft for flights taken on Company business. For the three and six months ended June 30, 2022, the Company incurred reimbursements of $0.8 million and $1.2 million, respectively. The Company incurred reimbursements of $0.2 million for both the three and six months ended June 30, 2021. As of June 30, 2022, $0.2 million was payable. A nominal
amount
was
payable at December 31, 2021.